Operating Leases - Schedule of Maturity of our Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of our Operating Lease Liabilities [Abstract]
2026	$ 1,042,151
2027	980,113
2028	748,703
2029	750,322
2030	470,564
Thereafter	102,786
Total	4,094,639
Less: Imputed interest	(312,918)
Total operating lease liabilities	$ 3,781,721	$ 2,224,492